FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

50 Main Street

White Plains, New York 10606

December 21, 2011

VIA EDGAR AND E-MAIL

Patrick Scott

Senior Counsel

Office of Insurance Products

U.S. Securities and Exchange Commission

100 F Street, N.E. Washington, DC 20549-4644

RE:	First Great-West Life & Annuity Insurance Company (“Company”)

First Great-West Smart TrackSM Variable Annuity

File No. 333-177070

Dear Mr. Scott

On behalf of First Great-West Life & Annuity Insurance Company (the “Company”), enclosed for your convenience is a courtesy copy of the prospectus as filed on Form N-4/A under the Securities Act of 1933 (the “Prospectus”). For your convenience, the enclosed copy has been marked to highlight changes made from the initial registration statement.

The Prospectus incorporates changes made in response to comments raised by the Commission staff by letter dated November 28, 2011 on the registration statement originally filed with the Commission on September 29, 2011.

The following paragraphs provide the Company’s response to each comment raised by the Commission staff. For the staff’s convenience, each of the staff’s comments is set forth in full below, and then the response follows.

I.	Prospectus

Comment A. Definitions: Is there a maximum Premium Tax that may be assessed? If so, disclose it.

Response: Additional disclosure related to the New York premium tax added to the definition of “Premium Tax” on page 3 of the Prospectus. The new disclosure is consistent with that contained in the prospectuses of other similar products offered by the Company that previously has been accepted by the staff.

Comment B. Guaranteed Lifetime Withdrawal Benefit

1.

Please disclose how the Covered Fund Value relates to the benefit for which the Guarantee Benefit Fee covers. At the time the Guarantee Benefit Fee is calculated, is the Benefit Base equal to the Covered Fund Value?

Securities and Exchange Commission

December 21, 2011

Response: Comment complied with by adding additional disclosure related to the Covered Fund Value under the headings Guarantee Benefit Fee, Covered Fund Value, The Benefit Base and Annual Adjustments to Your Benefit Base on pages 28-30 of the prospectus.

2.	If the Covered Fund Value will change based on a change in Benefit Base due to annual ratchets, please disclose.

Response: Comment complied with by adding additional disclosure related to the Covered Fund and Benefit Base under the headings Covered Fund Value and The Benefit Base on page 29.

3.

The disclosure states that the Company may change this fee at any time within the minimum and maximum ranges described on thirty (30) days written notice. Please describe the circumstances that will cause the Company to raise or lower the fee.

Response: Comment complied with by adding additional disclosure under the Guarantee Benefit Fee heading on page 28.

4.

The description of the GAW Phase, includes a number of important procedures and rules that an investor must follow in order to avoid being penalized. Consider highlighting (e.g., with bold font) some of the more important requirements; furthermore, consider cross-referencing the discussion in the definition of the GAW Phase, in that section, since the defined term implies that the GAW Phase is purely temporal, whereas it appears that unless the phase is elected or initiated, it effectively does not begin.

Response: Comment complied with by adding bold font to the more important requirements listed under the GAW Phase heading on pages 31 and 32 of the prospectus. Additional changes clarifying how the GAW Phase begins were made to the definition of “GAW Phase” on page 3 of the prospectus.

5.

In the paragraph on Calculation of the GAW, consider using the active tense so that it is clear that the GAW Phase is initiated by the investor. As written in the passive tense, a reader of the disclosure would have to look elsewhere to figure out (or be reminded) that the GAW Phase requires action and does not happen by default.

Response: Comment complied with by revising the text under the heading Calculation of Guaranteed Annual Withdrawals on page 32.

II.	SAI, Exhibits, Part C

A.	Financial Schedules: Please include the financial statements of the Registrant as required by Item 23 of Form N-4.

Response: Financial statements are included in this filing.

B.	Financial Statements, Exhibits, and Certain Other Information: Any required

Securities and Exchange Commission

December 21, 2011

financial statements, exhibits, and any other required disclosure not included in this registration statement must be filed by pre-effective amendment to the registration statement.

Response: Financial statements and required exhibits are included in this filing.

Representations.

Please direct any question or comment to me at 303-737-4225 or to Keith Grindstaff at 303-737-2013.

Very truly yours,

/s/ Valerie L. Ruppel

Valerie L. Ruppel

Counsel

CC: Mr. Patrick Scott (via email)